CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
The following identifies the balance sheet line items included in cash, cash equivalents and restricted cash as presented in the interim condensed consolidated statements of cash flows:

(in thousands of $)	June 30,	December 31,
	2022	2021
Cash and cash equivalents	283,658	200,652
Restricted cash	47	518
Cash, cash equivalents and restricted cash	283,705	201,170

Restricted cash consists of cash that is restricted by law for the Norwegian tax authorities in relation to social security of employees.